SUPPLEMENT DATED NOVEMBER 16, 2012
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2012

1.)	Page 15 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Franklin Income Series Fund	Advisor	Franklin Custodian Funds	Franklin Advisers, Inc.
Franklin Income Series Fund	Retirement	Franklin Custodian Funds	Franklin Advisers, Inc.
Franklin Mutual Global Discovery Fund	Z	Franklin Mutual Series Funds	Franklin Mutual Advisers, LLC
Franklin Mutual Global Discovery Fund	Retirement	Franklin Mutual Series Funds	Franklin Mutual Advisers, LLC
Goldman Sachs Growth Opportunities Fund	IR	Goldman Sachs Fundamental Equity Growth Funds	Goldman Sachs Asset Management L.P.
Goldman Sachs Growth Opportunities Fund	Service	Goldman Sachs Fundamental Equity Growth Funds	Goldman Sachs Asset Management L.P.
Goldman Sachs Satellite Strategies Portfolio	IR	Goldman Sachs Fundamental Equity Growth Funds	Goldman Sachs Asset Management L.P.
Goldman Sachs Satellite Strategies Portfolio	Service	Goldman Sachs Fundamental Equity Growth Funds	Goldman Sachs Asset Management L.P.

2.)	Page 16 of the Prospectus is revised to add the following funds to the table.
Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Invesco Comstock Fund	A	Invesco Sector Funds	Invesco Advisers, Inc.
Invesco Comstock Fund	Retirement	Invesco Sector Funds	Invesco Advisers, Inc.

3.)	Page 17 of the Prospectus is revised to add the following funds to the table.

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Legg Mason BW Global Opportunities Bond Fund	FI	Legg Mason Funds	Legg Mason Partners Fund Advisor, LLC
Legg Mason BW Global Opportunities Bond Fund	Retirement	Legg Mason Funds	Legg Mason Partners Fund Advisor, LLC
Legg Mason ClearBridge Aggressive Growth Fund	FI	Legg Mason Funds	Legg Mason Partners Fund Advisor, LLC
Legg Mason ClearBridge Aggressive Growth Fund	Retirement	Legg Mason Funds	Legg Mason Partners Fund Advisor, LLC
Legg Mason ClearBridge Appreciation Fund	FI	Legg Mason Funds	Legg Mason Partners Fund Advisor, LLC
Legg Mason ClearBridge Appreciation Fund	Retirement	Legg Mason Funds	Legg Mason Partners Fund Advisor, LLC
MFS International Value Fund	R2	MFS International Value Fund	Massachusetts Financial Services Company
MFS International Value Fund	R3	MFS International Value Fund	Massachusetts Financial Services Company
Managers Cadence Capital Appreciation Fund	A	Managers Funds	Cadence Capital Management, LLC
Managers Cadence Mid-Cap Fund	A	Managers Funds	Cadence Capital Management, LLC

4.)	Page 19 of the Prospectus is revised to add the following funds to the table.
Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Oppenheimer Global Fund	A	OppenheimerFunds	OppenheimerFunds, Inc.
Oppenheimer Global Fund	Y	OppenheimerFunds	OppenheimerFunds, Inc.
Oppenheimer Global Opportunities Fund	Y	Oppenheimer Funds	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund	Y	OppenheimerFunds	OppenheimerFunds, Inc.
Oppenheimer Gold & Special Minerals Fund	Y	OppenheimerFunds	OppenheimerFunds, Inc.
Oppenheimer International Bond Fund	Y	OppenheimerFunds	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund	Y	OppenheimerFunds	OppenheimerFunds, Inc.
Oppenheimer International Small Company Fund	Y	OppenheimerFunds	OppenheimerFunds, Inc.
Oppenheimer International Small Company Fund	A	OppenheimerFunds	OppenheimerFunds, Inc.
Oppenheimer Main Street Select Fund	A	OppenheimerFunds	OppenheimerFunds, Inc.
Oppenheimer Main Street Select Fund	Y	OppenheimerFunds	OppenheimerFunds, Inc.
Oppenheimer Main Street Small & Mid Cap Fund	Y	OppenheimerFunds	OppenheimerFunds, Inc.
Oppenheimer Small & Mid Cap Value Fund	A	OppenheimerFunds	OppenheimerFunds, Inc.
Oppenheimer Small & Mid Cap Value Fund	Y	OppenheimerFunds	OppenheimerFunds, Inc.
Oppenheimer Value Fund	Y	OppenheimerFunds	OppenheimerFunds, Inc.

5.)	Page 20 of the Prospectus is revised to add the following funds to the table.
Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
PIMCO Income	Administrative	PIMCO Funds	Pacific Investment Management Company, LLC
PIMCO Income	Retirement	PIMCO Funds	Pacific Investment Management Company, LLC
Pioneer Fund	A	Pioneer Fund	Pioneer Investment Management, Inc.
Pioneer Bond Fund	A	Pioneer Bond Fund	Pioneer Investment Management, Inc.
Pioneer Bond Fund	Y	Pioneer Bond Fund	Pioneer Investment Management, Inc.
Pioneer Emerging Markets Fund	Y	Pioneer Emerging Markets Funds	Pioneer Investment Management, Inc.
Pioneer Equity Income Fund	Y	Pioneer Equity Income Fund	Pioneer Investment Management, Inc.
Pioneer Growth Opportunities Fund	A	Pioneer Growth Opportunities Fund	Pioneer Investment Management, Inc.
Pioneer High Yield Fund	A	Pioneer High Yield Fund	Pioneer Investment Management, Inc.
Pioneer High Yield Fund	Y	Pioneer High Yield Fund	Pioneer Investment Management, Inc.
Pioneer Mid-Cap Value Fund	A	Pioneer Mid-Cap Value Fund	Pioneer Investment Management, Inc.
Pioneer Mid-Cap Value Fund	Y	Pioneer Mid-Cap Value Fund	Pioneer Investment Management, Inc.
Pioneer Oak Ridge Large Cap Growth Fund	A	Pioneer Oak Ridge Large Cap Growth Fund	Pioneer Investment Management, Inc.
Pioneer Oak Ridge Large Cap Growth Fund	Y	Pioneer Oak Ridge Large Cap Growth Fund	Pioneer Investment Management, Inc.

6.)	Page 24 of the Prospectus is revised to add the following funds to the table.
Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Fund	Investment Adviser
Western Asset Core Bond Fund	FI	Legg Mason Funds	Legg Mason Partners Fund Advisor, LLC
Western Asset Core Bond Fund	Retirement	Legg Mason Funds	Legg Mason Partners Fund Advisor, LLC
Western Asset Core Plus Bond Fund	FI	Legg Mason Funds	Legg Mason Partners Fund Advisor, LLC
Western Asset Core Plus Bond Fund	Retirement	Legg Mason Funds	Legg Mason Partners Fund Advisor, LLC

7.)           The following companies are added to the “Funds” paragraph on page 126:

Legg Mason Partners Fund Advisor, LLC

8.)           Page 132 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Franklin Income Series Fund – Administrative Class & Retirement Class	Seeks income.
Franklin Mutual Global Discovery Fund – Retirement Class & Class Z	Seeks capital appreciation.
Goldman Sachs Growth Opportunities Portfolio – Class IR & Service Class	Seeks long-term growth of capital.
Goldman Sachs Satellite Strategies Portfolio – Class IR & Service Class	Seeks long-term capital appreciation.
Invesco Comstock Fund – Class A & Retirement Class	Seeks capital growth & income.

9.)           Page 133 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Legg Mason BW Global Opportunities Bond Fund – Class FI & Retirement Class	Seeks to maximize total income.
Legg Mason ClearBridge Aggressive Growth Fund – Class FI & Retirement Class	Seeks capital appreciation.
Legg Mason ClearBridge Appreciation Fund – Class FI & Retirement Class	Seeks long-term capital appreciation.
MFS International Value Fund – Class R2 & Class R3	Seeks capital appreciation.
Managers Cadence Capital Appreciation Fund – Class A	Seek growth of capital.
Managers Cadence Mid-Cap Fund – Class A	Seek growth of capital.

10.)           Page 134 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Oppenheimer Global Fund – Class A & Class Y	Seeks capital appreciation.
Oppenheimer Global Opportunities Fund – Class Y	Seeks capital appreciation and reservation of income.
Oppenheimer Global Strategic Income Fund – Class Y	Seeks high income.
Oppenheimer Gold & Special Minerals Fund – Class Y	Seeks capital
Oppenheimer International Bond Fund – Class Y	Seeks to maximize total return.
Oppenheimer International Growth Fund – Class Y	Seeks long-term capital appreciation.
Oppenheimer International Small Company Fund – Class A & Class Y	Seeks long-term capital appreciation.
Oppenheimer Main Street Select Fund – Class A & Class Y	Seeks long-term capital appreciation.
Oppenheimer Main Street Small & Mid Cap Fund – Class Y	Seeks capital appreciation.

11.)           Page 135 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Oppenheimer Small & Mid Cap Value Fund – Class A & Class Y	Seeks capital appreciation.
Oppenheimer Value Fund – Class Y	Seeks long-term growth of capital.
PIMCO Income – Administrative Class & Retirement Class	Seeks to maximize current income.
Pioneer Fund – Class A	Seeks reasonable income and growth.
Pioneer Bond Fund – Class A & Class Y	Seeks to provide current income.
Pioneer Emerging Markets Fund – Class Y	Seeks long-term growth of capital.
Pioneer Equity Income Fund – Class Y	Seeks current income and long-term growth of capital.
Pioneer Growth Opportunities Fund – Class A	Seeks capital growth.
Pioneer High Yield Fund – Class A & Class Y	Seeks to maximize total return.
Pioneer Mid-Cap Value Fund – Class A & Class Y	Seeks capital appreciation.
Pioneer Oak Ridge Large Cap Growth Fund – Class A & Class Y	Seeks capital appreciation.

12.)           Page 137 of the Prospectus is revised to add the following language:

Fund & Class Designation	Objective
Western Asset Core Bond – Class FI & Retirement Class	Seeks to maximize total return.
Western Asset Core Plus Bond – Class FI & Retirement Class	Seeks to maximize total return.

This supplement should be retained with the Prospectus for future reference.